MINERAL PROPERTY EXPENDITURES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total expense for the period	$ 634	$ 782	$ 3,538	$ 4,584
Temrezli Project, Turkey [Member]
Total expense for the period		79	117	261
Total Turkey Projects [Member]
Total expense for the period		79	117	261
Kingsville Dome Project, Texas [Member]
Total expense for the period	244	251	800	810
Rosita Project, Texas [Member]
Total expense for the period	117	197	738	590
Vasquez Project, Texas [Member]
Total expense for the period	186	235	631	572
Other Projects, Texas [Member]
Total expense for the period		6	20	71
Total Texas Projects [Member]
Total expense for the period	547	689	2,189	2,043
Juan Tafoya Project, New Mexico [Member]
Total expense for the period	6	6	223	542
Total New Mexico Projects [Member]
Total expense for the period	6	6	612	1,080
Columbus Basin Project, Nevada [Member]
Total expense for the period		2	249	866
Railroad Valley Project, Nevada [Member]
Total expense for the period		4	90	241
Total Nevada Projects [Member]
Total expense for the period		6	339	1,107
Sal Rica Project, Utah [Member]
Total expense for the period	1	2	141	93
Total Utah Projects [Member]
Total expense for the period	1	$ 2	141	93
Coosa Project, Alabama [Member]
Total expense for the period	80		140
Total Alabama Projects [Member]
Total expense for the period	$ 80		$ 140